CASH, CASH EQUIVALENTS AND RESTRICTED CASH, Pledged Cash (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Pledged Cash [Abstract]
Escrow deposit	$ 8.2
Escrow period	3 years